Financial Instruments and Risk Management - Schedule of reconciliation of Level 3 assets and liabilities (Details) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Assets
Openning assets balance	$ 196,117
Ending assets balance	307,582
Liabilities and equity
Openning liabilities balance	47,302
Ending liabilities balance	47,890
Level 3 of fair value hierarchy [Member]
Assets
Openning assets balance	1,559
Additions	250
Disposals	0
in fair value	(191)
Ending assets balance	1,618
Liabilities and equity
Openning liabilities balance	482
Additions	0
Disposals	0
Change in fair value of liability	(362)
Ending liabilities balance	120
Level 3 of fair value hierarchy [Member] | Investments [Member]
Assets
Openning assets balance	1,559
Additions	250
Disposals	0
in fair value	(191)
Ending assets balance	1,618
Level 3 of fair value hierarchy [Member] | Convertible loan - derivative component [Member]
Liabilities and equity
Openning liabilities balance	482
Additions	0
Disposals	0
Change in fair value of liability	(362)
Ending liabilities balance	$ 120